Expense Example {- Franklin Payout 2020 Fund} - Franklin Fund Allocator Series (Payout) FAS3-07 - Franklin Payout 2020 Fund	Oct. 01, 2020 USD ($)
Class R6
Expense Example:
1 year	$ 32
3 years	800
5 years	1,590
10 years	3,662
Advisor Class
Expense Example:
1 year	47
3 years	814
5 years	1,603
10 years	$ 3,672